PROPERTY, PLANT AND EQUIPMENT - Key Valuation Metrics (Details) - Property, plant and equipment [member] - Infrastructure - Discounted cash flow [member] - yr	Dec. 31, 2025	Dec. 31, 2024
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	15	16
Utilities [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate	8.00%	8.00%
Utilities [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	20	20
Discount rate	16.00%	15.00%
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate	9.00%
Transport | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	8	9
Discount rate		10.00%
Transport | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples		20
Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		15.00%
Midstream [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples		8
Terminal Year		1